Stock Options Summary (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Pursuant to the Plan
Issued and outstanding, Beginning Balance
Granted	0	1,278,000	750,000	1,375,000
Acquired in Acquisition				1,052,079
Issued and outstanding, Ending Balance			3,177,079	2,427,079
Exercisable as of end of period			1,510,412
Weighted Average Exercise Price Per
Issued and outstanding, Beginning Balance		$ 0.49	$ 0.43
Granted			$ 0.69	$ 0.16
Acquired in Acquisition				$ 0.78
Issued and outstanding, Ending Balance			$ 0.49	$ 0.43
Exercisable as of end of period			$ 0.59
Weighted Average Fair Value of Options Granted During the Year
Granted		$ 0.01	$ 0.35	$ 0.12
Weighted Average Remaining Contractual Life (Years)
Issued and outstanding as of end of period			5 years 6 months
Exercisable as of end of period			4 years 9 months 18 days
Aggregate Intrinsic Value
Issued and outstanding as of end of period
Exercisable as of end of period